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                                 January 6, 2006

EDGAR FILING
------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:   Heritage Series Trust
                 File Nos. 033-57986 and 811-07470

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectuses used with respect to the above Registrant do not differ from the Prospectuses contained in Post-Effective Amendment No. 38 ("PEA No. 38") to its Registration Statement on Form N-1A and that PEA No. 38 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                               Very truly yours,

                                               /s/ David Joire

                                               David Joire



cc:  Mathew J. Calabro
         Heritage Asset Management, Inc.